Overview (Details) (USD $)	12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012 Restatement Adjustment, Fair Value Appraisal Difference [Member]	Jun. 30, 2012 Restatement Adjustment, Fair Value Appraisal Difference [Member]	Dec. 31, 2012 Restatement Adjustment, Fair Value Appraisal Difference [Member]	Dec. 31, 2013 Calpian, Inc [Member]	Dec. 31, 2012 Calpian, Inc [Member]
Net (loss) income	$ (8,976,826)	$ (4,297,509)	$ (13,745)	$ (4,965)	$ 43,794	$ (8,348,291)	$ (4,297,509)
Total comprehensive income (loss)	$ (8,791,961)	$ (4,452,498)	$ 598,916	$ (300,728)	$ (145,717)